Recoverable taxes (Details 1) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 660
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	399
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	105
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	53
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	42
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	16
Later than five years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 45